LEASES	12 Months Ended
Sep. 30, 2025
Leases
LEASES

NOTE 11. LEASES

The Group as lessor

The Group acts as a lessor of dedicated security-related systems and equipment, and recorded the income from the leases as revenues in the consolidated statements of operations. Lease income recognized was as follows:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Equipment leasing income	5,690,002	3,958,978

The leases are classified as operating leases, which have remaining terms of 3 to 23 months. The equipment leasing income is recognized on a straight-line basis over the lease term. Future minimum operating lease payments to be received as of September 30, 2025 were as follows:

Twelve months ended September 30,	HK$
2026	2,660,103
2027	1,593,183
Total undiscounted lease payments to be received	4,253,286

Assets leased under operating leases are included in property and equipment, net in the consolidated balance sheets and depreciated over its estimated useful life. The cost and accumulated depreciation associated with these assets were as follows:

	As of September 30,
	2024	2025
	HK$	HK$
Cost of assets leased under operating leases	14,510,730	8,618,580
Accumulated depreciation associated with assets leased under operating leases	6,750,528	4,106,408

Depreciation expense for the years ended September 30, 2024 and 2025 amounted to HK$1,681,965 and HK$1,249,873, respectively.

There were no variable lease conditions or purchase options.

The Group as lessee

The Group leases land use rights in Hong Kong, and leases training center, offices, workshops, warehouse, and carparking spaces under operating leases with terms ranging from 1 to 4 years. For the lease of land, the Group signed an agreement on November 8, 2007 for leasing the land use rights associated with a parcel of land, on which the Group’s workshop is located. Payments were made upfront to obtain the leased land from the owner with a lease period of 55 years.

The Group considers those termination options that are reasonably certain not to be exercised in the determination of the lease term and initial measurement of ROU assets and lease liabilities. Leases with initial term of 12 months or less are short-term leases not recorded on the consolidated balance sheets. Lease expenses for short-term leases are recognized on a straight-line basis over the lease term.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating leases related assets and liabilities recorded on the consolidated balance sheets:

	As of September 30,
	2024	2025
	HK$	HK$
Operating lease ROU assets, net	5,496,985	6,041,643
Operating lease liabilities – current	1,935,187	1,976,643
Operating lease liabilities – non-current	3,004,974	3,540,340
	4,940,161	5,516,983

The weighted average remaining lease terms and discount rates for the operating leases were as follows:

	As of September 30,
	2024	2025
Weighted average remaining lease term (years)	8.28	8.17
Weighted average discount rate	6.20%	6.01%

A summary of lease expenses recognized in the Group’s consolidated statements of operations and supplemental cash flow information related to operating leases is as follows:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Operating lease expenses excluding short-term lease expense	1,407,617	2,249,933
Operating cash flows used in operating leases	1,115,900	2,217,768
Short-term lease cost	990,697	808,499

The following is a schedule, by year, of maturities of operating lease liabilities as of September 30, 2025:

Twelve months ended September 30,	HK$
2026	2,257,152
2027	2,277,188
2028	1,439,231
Total lease payments	5,973,571
Less: imputed interest	(456,588)
Present value of operating lease liabilities	5,516,983
Less: operating lease liabilities – non-current	3,540,340
Operating lease liabilities – current	1,976,643